CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TOTAL REVENUES	$ 1,554	$ 3,883	$ 31,272
RESEARCH AND DEVELOPMENT EXPENSES	23,541	12,682	20,381
GENERAL AND ADMINISTRATIVE EXPENSES	7,373	7,445	8,451
OTHER INCOME, net	55	0	524
TOTAL OPERATING INCOME (LOSS)	(29,305)	(16,244)	2,964
FINANCIAL INCOME, net	2,067	1,321	257
NET INCOME (LOSS) FOR THE YEAR	$ (27,238)	$ (14,923)	$ 3,221
BASIC EARNINGS (LOSS) PER ORDINARY SHARE	$ (1.01)	$ (0.65)	$ 0.14
DILUTED EARNINGS (LOSS) PER ORDINARY SHARE	$ (1.01)	$ (0.65)	$ 0.14
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED EARNINGS (LOSS) PER SHARE:
BASIC	27,087,081	23,128,722	23,063,493
DILUTED	27,087,081	23,128,722	23,566,182
COLLABORATION REVENUES
TOTAL REVENUES	$ 0	$ 0	$ 23,772
LICENSE REVENUES
TOTAL REVENUES	$ 1,554	$ 3,883	$ 7,500